Acquisitions - Summary of Acquisition Activity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Business Acquired	$ 843	$ 622
Contingent consideration payments [member]
Disclosure of detailed information about business combination [line items]
Business Acquired	35	15
Business combinations [member] | Businesses acquired, net of cash [member]
Disclosure of detailed information about business combination [line items]
Business Acquired	741	555
Asset acquisition [member]
Disclosure of detailed information about business combination [line items]
Business Acquired	13	15
Investments in businesses [member]
Disclosure of detailed information about business combination [line items]
Business Acquired	$ 54	$ 37